Segment Information (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Segment Information
Revenues	$ 101,819	$ 89,344	$ 312,394	$ 259,214	$ 355,156	$ 312,112	$ 297,204
Medical equipment depreciation	18,104	17,006	52,329	51,678	68,032	69,496	64,267
Gross margin	34,510	32,769	117,571	93,986	129,169	108,374	100,668
Selling, general and administrative	29,885	22,756	86,251	72,247	100,948	89,336	84,225
Acquisition and integration expenses	58	622	352	2,621	3,483
Loss on extinguishment of debt	12,339		12,339
Interest expense	13,530	15,122	43,534	39,572	55,020	46,457	46,505
Loss before income taxes and non controlling interest	(21,302)	(5,731)	(24,905)	(20,454)	(30,282)	(27,419)	(30,062)
Total Company Assets	960,524		960,524		936,932	833,028	835,403
Medical Equipment Outsourcing
Segment Information
Revenues	74,134	69,002	226,599	205,159	275,910	245,145	232,623
Cost of revenue	28,736	23,814	77,273	72,785
Medical equipment depreciation	18,104	17,006	52,329	51,678	68,032	69,496	64,267
Gross margin	27,294	28,182	96,997	80,696	110,175	89,439	84,803
Total Company Assets	464,888		464,888		461,285	409,315	420,940
Technical and Professional Services
Segment Information
Revenues	20,066	13,852	62,545	36,083	54,058	44,426	42,395
Cost of revenue	14,455	10,540	47,109	26,650
Gross margin	5,611	3,312	15,436	9,433	13,540	12,736	11,856
Total Company Assets	83,964		83,964		84,483	85,175	85,867
Medical Equipment Sales And Remarketing
Segment Information
Revenues	7,619	6,490	23,250	17,972	25,188	22,541	22,186
Cost of revenue	6,014	5,215	18,112	14,115
Gross margin	1,605	1,275	5,138	3,857	5,454	6,199	4,009
Total Company Assets	18,603		18,603		18,603	18,603	18,603
Corporate and Unallocated
Segment Information
Total Company Assets	$ 393,069		$ 393,069		$ 372,561	$ 319,935	$ 309,993